SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2010
Securities Sold Under Agreements To Repurchase [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
NOTE 21: SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2009	2010
	(EUR in thousands)
Securities sold under agreements to repurchase	4,485,440	3,538,289
Securities sold under agreements to repurchase:
Average outstanding during the year	3,877,534	5,120,716
Weighted average interest rate during the year	2.32%	1.48%
Weighted average interest rate at year end	0.83%	3.15%
Amount outstanding at month end:
January	2,739,742	9,861,416
February	3,339,847	8,549,200
March	3,388,670	8,192,043
April	3,915,039	4,910,773
May	3,626,470	3,992,152
June	2,287,075	4,318,192
July	3,916,264	4,517,778
August	5,386,574	4,279,021
September	5,202,192	4,004,623
October	5,316,094	3,218,453
November	5,047,640	2,701,563
Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction. Maturities of such agreements to repurchase are typically overnight to six months.